SHARE CAPITAL (Summary of Number of RSUs Outstanding) (Details) - RSUs [Member]	12 Months Ended
Dec. 31, 2015 shares
Employees and directors [Member]
Share-based compensation [Line Items]
Outstanding at December 31, 2014
Awarded	216,050
Vested	(29,250)
Outstanding at December 31, 2015	186,800
Consultants and other service providers [Member]
Share-based compensation [Line Items]
Outstanding at December 31, 2014
Awarded	83,800
Vested	(20,750)
Outstanding at December 31, 2015	63,050